IR PASS-THROUGH CORP.
                                                      c/o Wexford Management LLC
                                                          411 West Putnam Avenue
                                                             Greenwich, CT 06830
                                                                  (203) 862-7000
                                                             Fax: (203) 862-7461

                                                           Writer's Direct Dial:
                                                                        862-7000



Integrated ARROs Fund II (the "Fund")

February, 1997

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 1996. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations which originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnership's corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551- 5100) to act as a market maker and with DCC Securities Corp. (212-527-0220) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, IFTC at 800-874-6205.

Sincerely,


Integrated ARROs Fund II
By: IR Pass-through Corp., Sponsor

INDEPENDENT AUDITORS' REPORT

To the Unitholders, Sponsor, and Trustee of
Integrated ARROs Fund II:

We have audited the accompanying financial statements of financial condition of Integrated ARROs Fund II (the "Trust") as of December 31, 1996 and 1995, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the five years in the period ended December 31, 1996. These financial statements and per unit operating performance, ratios and supplemental data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit operating performance, ratios and supplemental data are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund II at December 31, 1996 and 1995, the results of its operations and changes in its net assets and the selected per unit operating performance, ratios and supplemental data for the above-stated periods in conformity with generally accepted accounting principles.

As explained in Note 2, the financial statements include investments in payment obligations valued at $12,510,014 and $20,033,008 for the years ended December 31, 1996 and 1995, respectively, whose values have been stated at the lower of fair market value as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values or Minimum Termination Value. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.



DELOITTE & TOUCHE, LLP
New York, New York
January 14, 1997

                            Integrated ARROs Fund II
                        Statements of Financial Condition


                                                              December 31,
                                                       -------------------------
                                                           1996         1995
                                                       -----------   -----------
Assets

Cash ...............................................   $ 4,281,103   $      --

Investments in payment obligations, at
      minimum termination value (cost $7,446,008) ..    12,510,015    20,033,008
                                                       -----------   -----------

Total Assets .......................................    16,791,118    20,033,008

Liabilities

Distributions Payable ..............................     4,288,244          --
                                                       -----------   -----------

Net Assets .........................................   $12,502,874   $20,033,008
                                                       ===========   ===========

Net Asset Value per unit (7,446 units
outstanding) .......................................   $  1,679.14   $  2,690.44
                                                       ===========   ===========



                        See notes to financial statements

                            Integrated ARROs Fund II
                            Statements of Operations




                                                       Year Ended December 31,
                                                     ---------------------------
                                                        1996             1995
                                                     ----------       ----------
Investment income:


      Interest and discount earned ...........       $2,201,473       $2,168,123
                                                     ==========       ==========




                        See notes to financial statements

                            Integrated ARROs Fund II
                       Statements of Changes in Net Assets


                                                          Year Ended December 31,
                                                       ----------------------------
                                                           1996            1995
                                                       ------------    ------------
Increase in net assets from operations:

Net investment income ..............................   $  2,201,473    $  2,168,123
                                                       ------------    ------------

Net increase in net assets resulting from operations      2,201,473       2,168,123

Total declared as distributions to Unitholders .....     (9,731,607)           --
                                                       ------------    ------------

Net (decrease) increase in net assets ..............     (7,530,134)      2,168,123

Net assets:

Beginning of period ................................     20,033,008      17,864,885
                                                       ------------    ------------

End of period ......................................   $ 12,502,874    $ 20,033,008
                                                       ============    ============



                        See notes to financial statements

                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.   ORGANIZATION

      Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

      The Fund was formed in July 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of payment obligations (the "Payment Obligations"), issued by certain privately offered, single purpose limited partnerships (the "Partnerships") previously sponsored by Integrated Resources, Inc. ("Integrated"). These Partnerships acquired and net leased commercial real estate, which was sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated. Pursuant to the Consummation of a Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor is now a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.   SIGNIFICANT ACCOUNTING POLICIES

      Security Valuation

      The Payment  Obligations  are valued at the lower of fair market value (as
      determined   by  the  Board  of  Directors  of  the  Sponsor)  or  Minimum
      Termination Amount (as defined in the Trust Indenture).

      Federal Income Taxes

      The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

3.   CONFLICTS OF INTEREST

     Entities directly or indirectly owned by former officers and/or directors of the Sponsor and/or Integrated or its post bankruptcy successor, Presidio are the general partners of the Partnerships. Such general partners have a fiduciary responsibility to make decisions which are in the best interest of their respective Partnership. There may be circumstances in which such general partners may make decisions on behalf of the Partnerships which could conflict with or have an adverse effect on the rights of unitholders of the Fund. Although the Partnerships must comply with the terms of the Payment Obligations, there can be no assurance that the decisions of the general partners on behalf of the Partnerships would not adversely affect the value of the units and/or the ability of the Partnerships to fulfill their obligations under the Payment Obligations.

      Subject to the rights of the Unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. Wexford Management LLC ("Wexford") provides administrative services to Presidio, who provides services for the Fund.

4.   THE PAYMENT OBLIGATIONS

      The five Payment Obligations acquired by the Fund were issued from 1981 to 1983 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered. Two of the five Payment Obligations (Trefar and Zebon) were satisfied in full during 1996 (see Footnote 7).

      Payments on the remaining three Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms") (approximately 25 years), of the respective net leases. Interest at simple interest rates ranging from 16.5% to 19.625% accrues on the principal amount for each Payment Obligation. Payments on the Payment Obligations are scheduled to commence approximately 15 years after commencement of the Primary Terms of a net lease.

      If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made timely. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the holder of the Payment Obligation, in its discretion, to be immediately due and payable. Upon any disposition by a Partnership of its interest in the property, the Partnership shall be obligated to pay the holder of the Payment Obligation (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. If such sale is not made, so long as the Partnership continues to make timely payments under the Payment Obligation, generally there is no right of the Fund to accelerate payment thereof.

      There are significant limitations on the amounts that the Fund may receive in the event of a sale or other disposition of a Partnership's property. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.

5.   COMMITMENTS AND CONTINGENCIES

      The Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, upon the period when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

      The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Fund I. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994 in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time, based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund I, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1996, approximately $126,500 remained of the original Settlement Fund. It was also projected at the time of settlement, that in the year 2000 the securities held by the Fund would begin to generate cash which could be used to administer the Fund and Fund I. There can be no assurance that such cash will be generated or that the remaining amount of the Settlement Fund will be sufficient to fund the Sponsor's obligations through the year 2000.

      Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Wexford Management LLC, 411 West Putnam Avenue, Greenwich, Connecticut 06830.

     NAME                  POSITIONS WITH SPONSOR                          PRINCIPAL OCCUPATIONS  DURING  PAST 5 YEARS
     ----                  ----------------------                          -------------------------------------------
     Robert Holtz          Director and President         Presidio, Vice President and Secretary since August 1994; Resurgence, Vice
                                                          President and Assistant  Secretary  since March 1994;  Wexford  Management
                                                          LLC,  Senior Vice  President and Assistant  Secretary  since January 1996;
                                                          Wexford Management Corp., Senior Vice President from November 1995 through
                                                          December 1995;  Concurrency,  Vice President from May 1994 through October
                                                          1995;  Bear Stearns Real Estate Group Inc.,  Vice President from June 1993 through May 1994. Employed from 1989 to 1994.

     Mark Plaumann         Director and Vice President    Wexford  Management LLC, Senior Vice President since January 1996; Wexford
                                                          Management  Corp.,  Senior  Vice  President  from  November  1995  through
                                                          December  1995;  Concurrency,  Vice  President  from February 1995 through
                                                          October 1995;  Alvarez and Marsel,  Inc., a  crisis-management  consulting firm, Managing Director from 1990 through January 1995.

     Jay L. Maymudes       Vice President, Secretary      Presidio,  Chief  Financial  Officer,  Vice President and Treasurer  since
                           and Treasurer                  August 1994;  Resurgence,  Chief  Financial  Officer,  Vice  President and
                                                          Assistant  Secretary  since  July  1994;  Wexford  Management  LLC,  Chief
                                                          Financial  Officer and Senior Vice President  since January 1996;  Wexford
                                                          Management  Corp.,  Chief Financial Officer and Senior Vice President from
                                                          November 1995 through December 1995; Concurrency,  Chief Financial Officer and Vice President  from July 1994 through  October 1995;  Dusco,  Inc. (a real estate  investment  advisor),  Secretary and Treasurer  from December
                                                          1988,  and Senior Vice  President from February 1990, in each case through
                                                          June 1994.

     Arthur H. Amron       Vice President &               Presidio,  Vice President  since November 1994;  Wexford  Management  LLC,
                           Assistant Secretary            Senior Vice  President and General  Counsel  since  January 1996;  Wexford
                                                          Management Corp.,  Senior Vice President and General Counsel from November
                                                          1995 through  December 1995;  Concurrency,  General  Counsel from November
                                                          1994 through  October  1995;  from 1992 to November  1994,  attorney  with
                                                          Schulte, Roth & Zabel; Prior to 1992, attorney with Debevoise & Plimpton.

     Guy Sansone           Assistant Secretary            Wexford  Management  LLC,  Vice  President  since  January  1996;  Wexford
                                                          Management Corp., Vice President from November 1995 through December 1995;
                                                          Concurrency,  employed from November 1994 through October 1995; Deloitte &
                                                          Touche LLP, Manager, employed from 1989 through October 1994.

6.         DISTRIBUTION PAYABLE

           The Trustee declared a $4,288,244 ($575.91 per unit) distribution payable to unitholders of record as of December 31, 1996. Such distribution was paid on January 15, 1997.

7.         SIGNIFICANT TRANSACTIONS

           The general partner of Trefar Associates ("Trefar") sold the sole Trefar property on August 26, 1996 to Xerox Corporation, the lessee of the property (a voluntary sale under the terms of the Trust Indenture). As a result, Trefar paid $5,413,809 (the Minimum Termination Amount) to the Fund in full satisfaction of the Trefar payment obligation. Such proceeds along with interest earned thereon were distributed to Unitholders in October 1996.

           The general partner of Zebon Associates ("Zebon") sold all of the eight Zebon properties on December 2, 1996 to an affiliate of the sub-sub-lessee of the properties (a voluntary sale under the terms of the Trust Indenture). As a result, Zebon paid $4,267,806 to the Trust in full satisfaction of Zebon payment obligation. Such proceeds along with interest earned thereon were distributed to Unitholders in January 1997.

                                                      Integrated ARROs Fund II
                                                  Schedule of Portfolio Investments
                                                          December 31, 1996
Partnership/
Date Payment                                                                              Original         Simple
 Obligation                                     Property                 Type of         Principal        Interest        Accrued
  Incurred        Lessee                        Location                 property          Amount           Rate         Interest
-----------------------------------------------------------------------------------------------------------------------------------
Bradall         Albertson's         Boise, ID                       Department          $1,940,000        16.500%      $ 4,498,000
12/16/82        Inc.                Snohomish, WA                   Stores
                                    Las Cruces, NM
                                    Sioux Falls, SD
                                    Bradenton, FL


Dalhill         The Kroger          Houston, TX                     Supermarkets         1,485,000        19.625%        4,363,000
01/15/82        Company             Dallas, TX
                                    Columbus, OH
                                    Cincinnati, OH
                                    Louisville, KY (2)


Trefar          Xerox               Freemont, CA (3)                Manufacturing/               0        17.000%                0
07/14/81        Corporation                                         Warehouse/
(amended                                                            Distribution
03/31/84)                                                           Facility


Walmad          Walgreen            Windsor, WI                     Warehouse/           1,500,000        18.500%        4,123,000
02/25/82        Company                                             Distribution
                                                                    Facility



Zebon (4)       The Dow             Creole, AL                      Plant                        0        15.125%                0
05/01/83        Chemical            Prudhoe Bay Station, AK         Facilities
                Company             Mt. Pleasant, MI
                                    Hebron, OH
                                    Kellyville, OK
                                    Tulsa, OK
                                    Bryan, TX
                                    Levelland, TX
                                                                                        ==========                     ===========
                                                                                        $4,925,000                     $12,984,000
                                                                                        ==========                     ===========


(1) Primary Term of the applicable net lease.
(2) Two properties.
(3) Property sold August 26, 1996 and payment obligation satisfied.
(4) All properties sold December 2, 1996 and payment obligation satisfied.

                                                      Integrated ARROs Fund II
                                           Schedule of Portfolio Investments -- Continued
                                                         December 31, 1996

Partnership                                                                  Discount To
Date Payment                                                                  Arrive at             Periodic             Minimum
 Obligation                              Property             Type of     Minimum Termination     Payment During       Termination
  Incurred     Lessee                    Location             property          Value            Primary Term (1)         Value
------------------------------------------------------------------------------------------------------------------------------------
Bradall       Albertson's    Boise, ID                   Department          $2,049,596        7/1/98-1/1/08            $ 4,388,404
12/16/82      Inc.           Snohomish, WA               Stores                                $387,871/semi.
                             Las Cruces, NM
                             Sioux Falls, SD
                             Bradenton, FL


Dalhill       The Kroger     Houston, TX                 Supermarkets         1,448,090        1/31/97-12/31/06           4,399,910
01/15/82      Company        Dallas, TX                                                              $57,242/mo.
                             Columbus, OH
                             Cincinnati, OH
                             Louisville, KY (2)


Trefar        Xerox          Freemont, CA (3)            Manufacturing/               0        11/1/97-10/1/07                    0
07/14/81      Corporation                                Warehouse/                                 $70,823/mo.
(amended                                                 Distribution
03/31/84)                                                Facility


Walmad        Walgreen       Windsor, WI                 Warehouse/           1,901,299        4/1/97-3/1/02              3,721,701
02/25/82      Company                                    Distribution                           $23,125/mo.;
                                                         Facility                              4/1/02-3/1/07
                                                                                                $92,551/mo.


Zebon (4)     The Dow        Creole, AL                  Plant                        0        12/1/98-6/1/03                     0
05/01/83      Chemical       Prudhoe Bay Station, AK     Facilities                            $558,719/semi. (3)
              Company        Mt. Pleasant, MI
                             Hebron, OH
                             Kellyville, OK
                             Tulsa, OK
                             Bryan, TX
                             Levelland, TX
                                                                             ==========                                 ===========
                                                                             $5,398,985                                 $12,510,015
                                                                             ==========                                 ===========

(1) Primary Term of the applicable net lease.
(2) Two properties.
(3) Property sold August 26, 1996 and payment obligation satisfied.
(4) All properties sold December 2, 1996 and payment obligation satisfied.

                                                      Integrated ARROs Fund II
                          Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data


                                                                         YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------
Per Unit Operating Performance                      1996            1995         1994          1993           1992
------------------------------                   -----------    -----------   -----------   -----------   -----------
Net asset value, beginning of period .........   $  2,690.44    $  2,399.26   $  2,140.77   $  1,902.45   $  1,706.89

Net investment income ........................        295.66         291.18        258.49        238.32        195.56

Distributions from net investment income .....     (1,306.96)       --            --            --            --
                                                 -----------    -----------   -----------   -----------   -----------

Net asset value, end of period ...............   $  1,679.14    $  2,690.44   $  2,399.26   $  2,140.77   $  1,902.45
                                                 ===========    ===========   ===========   ===========   ===========


Total investment return ......................   $    295.66    $    291.18   $    258.49   $    238.32   $    195.56
                                                 ===========    ===========   ===========   ===========   ===========

Ratios/Supplemental Data
------------------------

Net assets, end of period ....................   $12,502,874    $20,033,008   $17,864,885   $15,940,158   $14,165,629

Ratio of expenses to average net assets ......           N/A            N/A           N/A           N/A           N/A

Ratio of net investment income to
  average net assets .........................         13.53%         11.44%        11.39%        11.79%        10.83%

Portfolio turnover rate ......................           N/A            N/A           N/A           N/A           N/A

                       INTEGRATED ARROS II -- SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                                              JANUARY 1, 1996 THROUGH DECEMBER 31, 1996

   DATE          AMOUNT           DATE          AMOUNT          DATE           AMOUNT          DATE           AMOUNT
01-Jan-96      25,422,071      23-Feb-96      25,690,831      16-Apr-96      25,959,592      08-Jun-96      26,228,352
02-Jan-96      25,427,142      24-Feb-96      25,695,902      17-Apr-96      25,964,663      09-Jun-96      26,233,423
03-Jan-96      25,432,213      25-Feb-96      25,700,973      18-Apr-96      25,969,734      10-Jun-96      26,238,494
04-Jan-96      25,437,284      26-Feb-96      25,706,044      19-Apr-96      25,974,805      11-Jun-96      26,243,565
05-Jan-96      25,442,355      27-Feb-96      25,711,115      20-Apr-96      25,979,876      12-Jun-96      26,248,636
06-Jan-96      25,447,426      28-Feb-96      25,716,186      21-Apr-96      25,984,947      13-Jun-96      26,253,707
07-Jan-96      25,452,497      29-Feb-96      25,721,257      22-Apr-96      25,990,018      14-Jun-96      26,258,778
08-Jan-96      25,457,568      01-Mar-96      25,726,328      23-Apr-96      25,995,089      15-Jun-96      26,263,849
09-Jan-96      25,462,639      02-Mar-96      25,731,399      24-Apr-96      26,000,159      16-Jun-96      26,268,920
10-Jan-96      25,467,710      03-Mar-96      25,736,470      25-Apr-96      26,005,230      17-Jun-96      26,273,991
11-Jan-96      25,472,780      04-Mar-96      25,741,541      26-Apr-96      26,010,301      18-Jun-96      26,279,062
12-Jan-96      25,477,851      05-Mar-96      25,746,612      27-Apr-96      26,015,372      19-Jun-96      26,284,133
13-Jan-96      25,482,922      06-Mar-96      25,751,683      28-Apr-96      26,020,443      20-Jun-96      26,289,204
14-Jan-96      25,487,993      07-Mar-96      25,756,754      29-Apr-96      26,025,514      21-Jun-96      26,294,275
15-Jan-96      25,493,064      08-Mar-96      25,761,825      30-Apr-96      26,030,585      22-Jun-96      26,299,346
16-Jan-96      25,498,135      09-Mar-96      25,766,896      01-May-96      26,035,656      23-Jun-96      26,304,417
17-Jan-96      25,503,206      10-Mar-96      25,771,967      02-May-96      26,040,727      24-Jun-96      26,309,488
18-Jan-96      25,508,277      11-Mar-96      25,777,038      03-May-96      26,045,798      25-Jun-96      26,314,558
19-Jan-96      25,513,348      12-Mar-96      25,782,109      04-May-96      26,050,869      26-Jun-96      26,319,629
20-Jan-96      25,518,419      13-Mar-96      25,787,179      05-May-96      26,055,940      27-Jun-96      26,324,700
21-Jan-96      25,523,490      14-Mar-96      25,792,250      06-May-96      26,061,011      28-Jun-96      26,329,771
22-Jan-96      25,528,561      15-Mar-96      25,797,321      07-May-96      26,066,082      29-Jun-96      26,334,842
23-Jan-96      25,533,632      16-Mar-96      25,802,392      08-May-96      26,071,153      30-Jun-96      26,339,913
24-Jan-96      25,538,703      17-Mar-96      25,807,463      09-May-96      26,076,224      01-Jul-96      26,344,984
25-Jan-96      25,543,774      18-Mar-96      25,812,534      10-May-96      26,081,295      02-Jul-96      26,350,055
26-Jan-96      25,548,845      19-Mar-96      25,817,605      11-May-96      26,086,366      03-Jul-96      26,355,126
27-Jan-96      25,553,916      20-Mar-96      25,822,676      12-May-96      26,091,437      04-Jul-96      26,360,197
28-Jan-96      25,558,987      21-Mar-96      25,827,747      13-May-96      26,096,508      05-Jul-96      26,365,268
29-Jan-96      25,564,058      22-Mar-96      25,832,818      14-May-96      26,101,579      06-Jul-96      26,370,339
30-Jan-96      25,569,129      23-Mar-96      25,837,889      15-May-96      26,106,649      07-Jul-96      26,375,410
31-Jan-96      25,574,200      24-Mar-96      25,842,960      16-May-96      26,111,720      08-Jul-96      26,380,481
01-Feb-96      25,579,270      25-Mar-96      25,848,031      17-May-96      26,116,791      09-Jul-96      26,385,552
02-Feb-96      25,584,341      26-Mar-96      25,853,102      18-May-96      26,121,862      10-Jul-96      26,390,623
03-Feb-96      25,589,412      27-Mar-96      25,858,173      19-May-96      26,126,933      11-Jul-96      26,395,694
04-Feb-96      25,594,483      28-Mar-96      25,863,244      20-May-96      26,132,004      12-Jul-96      26,400,765
05-Feb-96      25,599,554      29-Mar-96      25,868,315      21-May-96      26,137,075      13-Jul-96      26,405,836
06-Feb-96      25,604,625      30-Mar-96      25,873,386      22-May-96      26,142,146      14-Jul-96      26,410,907
07-Feb-96      25,609,696      31-Mar-96      25,878,457      23-May-96      26,147,217      15-Jul-96      26,415,978
08-Feb-96      25,614,767      01-Apr-96      25,883,528      24-May-96      26,152,288      16-Jul-96      26,421,048
09-Feb-96      25,619,838      02-Apr-96      25,888,599      25-May-96      26,157,359      17-Jul-96      26,426,119
10-Feb-96      25,624,909      03-Apr-96      25,893,669      26-May-96      26,162,430      18-Jul-96      26,431,190
11-Feb-96      25,629,980      04-Apr-96      25,898,740      27-May-96      26,167,501      19-Jul-96      26,436,261
12-Feb-96      25,635,051      05-Apr-96      25,903,811      28-May-96      26,172,572      20-Jul-96      26,441,332
13-Feb-96      25,640,122      06-Apr-96      25,908,882      29-May-96      26,177,643      21-Jul-96      26,446,403
14-Feb-96      25,645,193      07-Apr-96      25,913,953      30-May-96      26,182,714      22-Jul-96      26,451,474
15-Feb-96      25,650,264      08-Apr-96      25,919,024      31-May-96      26,187,785      23-Jul-96      26,456,545
16-Feb-96      25,655,335      09-Apr-96      25,924,095      01-Jun-96      26,192,856      24-Jul-96      26,461,616
17-Feb-96      25,660,406      10-Apr-96      25,929,166      02-Jun-96      26,197,927      25-Jul-96      26,466,687
18-Feb-96      25,665,477      11-Apr-96      25,934,237      03-Jun-96      26,202,998      26-Jul-96      26,471,758
19-Feb-96      25,670,548      12-Apr-96      25,939,308      04-Jun-96      26,208,069      27-Jul-96      26,476,829
20-Feb-96      25,675,619      13-Apr-96      25,944,379      05-Jun-96      26,213,139      28-Jul-96      26,481,900
21-Feb-96      25,680,690      14-Apr-96      25,949,450      06-Jun-96      26,218,210      29-Jul-96      26,486,971
22-Feb-96      25,685,760      15-Apr-96      25,954,521      07-Jun-96      26,223,281      30-Jul-96      26,492,042

                 INTEGRATED ARROS II -- SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS -- Continued
                                              JANUARY 1, 1996 THROUGH DECEMBER 31, 1996

   DATE          AMOUNT           DATE           AMOUNT          DATE           MOUNT
31-Jul-96     26,497,113       22-Sep-96     17,196,984       14-Nov-96      17,374,350
01-Aug-96     26,502,184       23-Sep-96     17,200,331       15-Nov-96      17,377,696
02-Aug-96     26,507,255       24-Sep-96     17,203,678       16-Nov-96      17,381,043
03-Aug-96     26,512,326       25-Sep-96     17,207,024       17-Nov-96      17,384,389
04-Aug-96     26,517,397       26-Sep-96     17,210,371       18-Nov-96      17,387,736
05-Aug-96     26,522,468       27-Sep-96     17,213,717       19-Nov-96      17,391,082
06-Aug-96     26,527,538       28-Sep-96     17,217,064       20-Nov-96      17,394,429
07-Aug-96     26,532,609       29-Sep-96     17,220,410       21-Nov-96      17,397,776
08-Aug-96     26,537,680       30-Sep-96     17,223,757       22-Nov-96      17,401,122
09-Aug-96     26,542,751       01-Oct-96     17,227,103       23-Nov-96      17,404,469
10-Aug-96     26,547,822       02-Oct-96     17,230,450       24-Nov-96      17,407,815
11-Aug-96     26,552,893       03-Oct-96     17,233,796       25-Nov-96      17,411,162
12-Aug-96     26,557,964       04-Oct-96     17,237,143       26-Nov-96      17,414,508
13-Aug-96     26,563,035       05-Oct-96     17,240,489       27-Nov-96      17,417,855
14-Aug-96     26,568,106       06-Oct-96     17,243,836       28-Nov-96      17,421,201
15-Aug-96     26,573,177       07-Oct-96     17,247,182       29-Nov-96      17,424,548
16-Aug-96     26,578,248       08-Oct-96     17,250,529       30-Nov-96      17,427,894
17-Aug-96     26,583,319       09-Oct-96     17,253,875       01-Dec-96      17,431,241
18-Aug-96     26,588,390       10-Oct-96     17,257,222       02-Dec-96      12,913,301
19-Aug-96     26,593,461       11-Oct-96     17,260,568       03-Dec-96      12,915,737
20-Aug-96     26,598,532       12-Oct-96     17,263,915       04-Dec-96      12,918,173
21-Aug-96     26,603,603       13-Oct-96     17,267,261       05-Dec-96      12,920,608
22-Aug-96     26,608,674       14-Oct-96     17,270,608       06-Dec-96      12,923,044
23-Aug-96     26,613,745       15-Oct-96     17,273,954       07-Dec-96      12,925,480
24-Aug-96     26,618,816       16-Oct-96     17,277,301       08-Dec-96      12,927,915
25-Aug-96     26,623,887       17-Oct-96     17,280,647       09-Dec-96      12,930,351
26-Aug-96     17,106,629       18-Oct-96     17,283,994       10-Dec-96      12,932,787
27-Aug-96     17,109,975       19-Oct-96     17,287,340       11-Dec-96      12,935,223
28-Aug-96     17,113,322       20-Oct-96     17,290,687       12-Dec-96      12,937,658
29-Aug-96     17,116,668       21-Oct-96     17,294,033       13-Dec-96      12,940,094
30-Aug-96     17,120,015       22-Oct-96     17,297,380       14-Dec-96      12,942,530
31-Aug-96     17,123,361       23-Oct-96     17,300,727       15-Dec-96      12,944,965
01-Sep-96     17,126,708       24-Oct-96     17,304,073       16-Dec-96      12,947,401
02-Sep-96     17,130,054       25-Oct-96     17,307,420       17-Dec-96      12,949,837
03-Sep-96     17,133,401       26-Oct-96     17,310,766       18-Dec-96      12,952,272
04-Sep-96     17,136,747       27-Oct-96     17,314,113       19-Dec-96      12,954,708
05-Sep-96     17,140,094       28-Oct-96     17,317,459       20-Dec-96      12,957,144
06-Sep-96     17,143,440       29-Oct-96     17,320,806       21-Dec-96      12,959,580
07-Sep-96     17,146,787       30-Oct-96     17,324,152       22-Dec-96      12,962,015
08-Sep-96     17,150,133       31-Oct-96     17,327,499       23-Dec-96      12,964,451
09-Sep-96     17,153,480       01-Nov-96     17,330,845       24-Dec-96      12,966,887
10-Sep-96     17,156,826       02-Nov-96     17,334,192       25-Dec-96      12,969,322
11-Sep-96     17,160,173       03-Nov-96     17,337,538       26-Dec-96      12,971,758
12-Sep-96     17,163,519       04-Nov-96     17,340,885       27-Dec-96      12,974,194
13-Sep-96     17,166,866       05-Nov-96     17,344,231       28-Dec-96      12,976,629
14-Sep-96     17,170,212       06-Nov-96     17,347,578       29-Dec-96      12,979,065
15-Sep-96     17,173,559       07-Nov-96     17,350,924       30-Dec-96      12,981,501
16-Sep-96     17,176,905       08-Nov-96     17,354,271       31-Dec-96      12,983,937
17-Sep-96     17,180,252       09-Nov-96     17,357,617
18-Sep-96     17,183,598       10-Nov-96     17,360,964
19-Sep-96     17,186,945       11-Nov-96     17,364,310
20-Sep-96     17,190,291       12-Nov-96     17,367,657
21-Sep-96     17,193,638       13-Nov-96     17,371,003